SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 93.0%
Consumer Discretionary — 10.9%
33,360	Beazer Homes USA, Inc.*	$916,066
21,030	Genesco, Inc.*	899,033
39,470	G-III Apparel Group Ltd.*	1,287,511
3,000	Group 1 Automotive, Inc.	1,264,440
28,140	Legacy Housing Corp.*	694,495
6,740	Oxford Industries, Inc.	530,977
11,735	Patrick Industries, Inc.	974,902
16,040	Steven Madden Ltd.	682,021
		7,249,445
Consumer Staples — 1.0%
4,990	John B Sanfilippo & Son, Inc.	434,679
4,990	MGP Ingredients, Inc.	196,456
		631,135
Energy — 4.2%
16,840	Cactus, Inc., Class A	982,782
23,300	Magnolia Oil & Gas Corp., Class A	544,754
10,230	Matador Resources Co.	575,540
50,750	Select Water Solutions, Inc.	671,930
		2,775,006
Financials — 21.3%
6,520	AMERISAFE, Inc.	336,041
42,070	Banc of California, Inc.	650,402
37,148	Compass Diversified Holdings	857,376
39,492	Eastern Bankshares, Inc.	681,237
20,280	Esquire Financial Holdings, Inc.	1,612,260
14,970	First Bancorp/Southern Pines, NC	658,231
22,300	German American Bancorp, Inc.	896,906
24,156	Mercantile Bank Corp.	1,074,700
16,590	Northrim BanCorp, Inc.	1,293,025
12,250	Preferred Bank/Los Angeles, CA	1,058,155
16,670	QCR Holdings, Inc.	1,344,269
19,890	Silvercrest Asset Management Group, Inc., Class A	365,777
18,100	Southern First Bancshares, Inc.*	719,475
12,260	Stewart Information Services Corp.	827,427
23,970	Stock Yards Bancorp, Inc.	1,716,492
		14,091,773
Health Care — 13.4%
111,850	Alphatec Holdings, Inc.*	1,026,783
16,380	Amphastar Pharmaceuticals, Inc.*	608,189
38,590	Astrana Health, Inc.*	1,216,743
21,260	Lantheus Holdings, Inc.*	1,901,920
85,270	Maravai LifeSciences Holdings, Inc., Class A*	464,722
189,070	MiMedx Group, Inc.*	1,818,853

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
19,540	Surmodics, Inc.*	$773,784
4,310	UFP Technologies, Inc.*	1,053,838
		8,864,832
Industrials — 22.6%
58,920	ACCO Brands Corp.	309,330
19,095	Allient Inc.	463,627
37,900	Barrett Business Services, Inc.	1,646,376
31,910	Bowman Consulting Group Ltd.*	796,154
83,360	BrightView Holdings, Inc.*	1,332,926
18,460	Byrna Technologies, Inc.*	531,833
11,608	Casella Waste Systems, Inc., Class A*	1,228,242
16,720	CBIZ, Inc.*	1,368,198
13,550	Columbus McKinnon Corp.	504,602
14,110	Douglas Dynamics, Inc.	333,419
33,816	Ducommun, Inc.*	2,152,727
21,830	Enerpac Tool Group Corp.	896,995
14,886	Greenbrier Cos., Inc. (The)	907,897
14,593	Insteel Industries, Inc.	394,157
3,860	Standex International Corp.	721,781
48,490	Thermon Group Holdings, Inc.*	1,395,057
		14,983,321
Information Technology — 12.1%
39,210	Cohu, Inc.*	1,046,907
18,920	Crane NXT Co.	1,101,522
36,210	Napco Security Technologies, Inc.	1,287,628
9,303	Novanta, Inc.*	1,421,219
8,500	Onto Innovation, Inc.*	1,416,695
11,712	PC Connection, Inc.	811,290
35,516	Sapiens International Corp. NV	954,315
		8,039,576
Materials — 3.0%
14,957	Koppers Holdings, Inc.	484,607
9,700	Materion Corp.	959,136
39,260	Metallus, Inc.*	554,744
		1,998,487
Real Estate — 3.5%
93,450	Chatham Lodging Trust, REIT	836,377
19,780	Community Healthcare Trust, Inc., REIT	379,974
106,330	Summit Hotel Properties, Inc., REIT	728,361
20,610	UMH Properties, Inc., REIT	389,117
		2,333,829

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
Utilities — 1.0%
12,410	Unitil Corp.	$672,498

Total Common Stocks		61,639,902
(Cost $42,215,800)
Exchange Traded Funds — 5.9%
3,650	iShares Biotechnology ETF	482,567
13,580	iShares Russell Microcap Index Fund	1,770,560
18,090	SPDR S&P Biotech ETF	1,629,185

Total Exchange Traded Funds		3,882,312
(Cost $3,364,991)

Investment Company — 1.3%
877,266	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	877,266

Total Investment Company		877,266
(Cost $877,266)

Total Investments		$66,399,480
(Cost $46,458,057) — 100.2%
Liabilities in excess of other assets — (0.2)%		(148,561)
NET ASSETS — 100.0%		$66,250,919

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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